Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN
Reconciliation of Financial Statements to Form 5500
Reconciliation of Financial Statements to Form 5500

6. Reconciliation of Financial Statements to Form 5500

As of December 31, 2025 and 2024, net assets available for benefits per the Form 5500 totaled $674,361,626 and $597,638,417, respectively, and are equal to the net assets available for benefits per the financial statements. There were no reconciliation differences for 2025 and 2024.

The benefits paid to participants per the Form 5500 for the year ended December 31, 2025 totaled $61,814,920 and is equal to the benefits paid to participants per the financial statements with no reconciling differences.